Capital and Reserves (Details Textual)								3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 16, 2017 CHF (SFr) shares	Oct. 10, 2017 CHF (SFr)	Oct. 10, 2017 USD ($) shares	Feb. 21, 2017 CHF (SFr) SFr / shares shares	Feb. 21, 2017 USD ($)	May 20, 2015 CHF (SFr) shares	May 20, 2015 USD ($) shares	Sep. 30, 2018 CHF (SFr) shares	Sep. 30, 2017 CHF (SFr) shares	Sep. 30, 2018 CHF (SFr) shares	Sep. 30, 2017 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr) shares	Jan. 23, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares												48,373,890	34,329,704		300,000
Transaction costs recognized in equity										SFr 1,084,109	SFr 397,685	SFr 521,515		SFr 643,796
Transaction costs recognized in profit or loss								SFr 108,809		SFr 520,125	SFr 506,234	SFr 1,026,766
Nominal value (in CHF per share) | SFr / shares												SFr 0.40
Share issue related cost													1,862	211,142
Offering costs associated with the follow-on													SFr 1,862	SFr 211,142
Common shares outstanding (in shares) | shares												48,373,890	34,329,704	34,303,891
2018 Commitment Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds	SFr 1,446,150	SFr 1,594,611
Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						5,275,000	5,275,000
Gross proceeds				SFr 9,998,305	$ 10,000,000	SFr 21,700,000	$ 23,600,000
Transaction costs recognized in equity				397,685
Transaction costs recognized in profit or loss				SFr 506,234
Conversion ratio				0.70	0.70
Share issue related cost				SFr 903,919
Offering costs associated with the follow-on						SFr 643,796
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares												48,373,890	34,329,704
Nominal value (in CHF per share) | SFr / shares												SFr 0.40	SFr 0.40
Common shares outstanding (in shares) | shares								24,066,105	44,329,704	24,066,105	44,329,704	48,373,890	34,329,704
Common shares | 2018 Commitment Purchase Agreement [Member]
Disclosure of classes of share capital [line items]
Share subscription agreement, subscription amount | $			$ 13,500,000
Agreement term		30 months	30 months
Number of shares issued (in shares) | shares	1,744,186		2,300,000
Gross proceeds	SFr 1,500,000		$ 1,630,415
Transaction costs recognized in equity	SFr 63,056	SFr 25,701
Transaction costs recognized in profit or loss		265,205
Commitment fee		290,400	$ 300,000
Commitment fee related to cash proceeds from issue of shares		35,073
Derecognition of commitment fee		SFr 255,327
Common shares | Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				10,000,000
Gross proceeds				SFr 4,906,488
Nominal value (in CHF per share) | SFr / shares				SFr 0.40
Warrants | Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				10,000,000
Gross proceeds				SFr 5,091,817